Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities	9. Accounts payable and accrued liabilities
	December 31, 2025	December 31, 2024
	$	$
Trade payable	960	118
Sales tax payable	659	488
Accrued liabilities	1,380	784

	2,999	1,390